Average Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2030 Fund	May 30, 2024
Fidelity Freedom Blend 2030 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	15.42%
Past 5 years	8.41%
Since Inception	5.91%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.68%
F0203
Average Annual Return:
Past 1 year	15.26%
Past 5 years	8.35%
Since Inception	5.85%

[1]	A From August 31, 2018 .